Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 1,135	$ 2,044
Adjustments to reconcile net income to net cash provided by operating activities:
Interest capitalized on interest-bearing time deposits with other banks	(106)	(150)
Amortization of securities, net	592	495
Writedown of available-for-sale securities	17	12
Gain on sales of available-for-sale securities	(126)	(125)
Change in deferred origination costs (fees), net	(374)	(359)
Provision for loan losses	345	320
Loans originated for sale	(72,081)	(60,914)
Proceeds from sales of loans originated for sale	70,278	63,027
Gain on sales of loans	(1,058)	(2,113)
Loss on sales of other real estate owned	45	38
Writedown of other real estate owned	42
Depreciation and amortization	252	220
Accretion on impairment of operating lease	(44)	(45)
Increase in other assets	(175)	(516)
Increase in interest receivable	(55)	(55)
(Increase) decrease in taxes receivable	(148)	676
Deferred income tax expense	205	164
Increase in cash surrender value of bank owned life insurance	(209)	(208)
Excess tax benefit related to stock based compensation	(7)	(2)
Stock based compensation	156	82
(Decrease) increase in other liabilities	(12)	382
Increase (decrease) in interest payable	3	(7)
Net cash (used in) provided by operating activities	(1,325)	2,966
Cash flows from investing activities:
Maturities and redemptions of interest-bearing time deposits with other banks	3,895	1,089
Purchase of Federal Home Loan Bank Stock	(1,607)	(20)
Redemption of Federal Home Loan Bank Stock		91
Purchases of available-for-sale securities	(35,183)	(67,730)
Proceeds from maturities of available-for-sale securities	23,361	28,761
Proceeds from sales of available-for-sale securities	11,493	4,249
Loan originations and principal collections, net	(28,134)	(14,941)
Loans purchased	(15,429)	(4,603)
Recoveries of loans previously charged off	7	15
Proceeds from sale of other real estate owned	126	111
Purchases of bank owned life insurance policies		(2,140)
Investment in limited partnership		(381)
Capital expenditures	(1,088)	(360)
Net cash used in investing activities	(42,559)	(55,859)
Cash flows from financing activities:
Net increase (decrease) in demand deposits, NOW and savings accounts	21,577	(158)
Decrease in time deposits	(3,482)	(4,210)
Net increase in securities sold under agreements to repurchase	821	21
Net change in short-term advances	30,000
Proceeds from issuance of common stock	39	28
Excess tax benefit related to stock based compensation	7	2
Dividends paid - preferred stock	(94)	(134)
Dividends paid - common stock	(494)	(436)
Net cash provided by (used in) financing activities	48,374	(4,887)
Net increase (decrease) in cash and cash equivalents	4,490	(57,780)
Cash and cash equivalents at beginning of year	34,100	91,880
Cash and cash equivalents at end of year	38,590	34,100
Supplemental disclosures:
Interest paid	914	1,048
Income taxes paid (received)	77	(133)
Loans transferred to other real estate owned		362
Increase in common stock dividends held in escrow	$ 7	$ 3